Going Concern	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Notes to Financial Statements
Going Concern

For the three months ended September 30, 2018, the Company reported a net loss of $204,040. In addition, as of September 30, 2018, the Company had a working capital deficit of approximately $2.63 million with cash on hand less than $40,000. The Company believes that its existing capital resources are not adequate to enable it to execute its business plan and as of the date of these financial statements and has no firm commitment for either additional debt or equity financing available to it in order to meet its current commitments. These conditions raise substantial doubt as to the Company’s ability to continue as a going concern. The Company estimates that it will require significant additional cash resources during fiscal 2019 and beyond, especially upon receipt of all of the necessary permits to commence sea sand mining operations (see Note 9). The Company has initiated a private placement of preference shares in order to meet its upcoming needs, however, the Company has received, as of the date of these financial statements, approximately $70,000 and has no firm commitments for additional funds. The accompanying financial statements do not include any adjustments that might be necessary should we be unable to continue as a going concern. If we fail to generate positive cash flow or obtain additional financing, when required, we may have to modify, delay, or abandon some or all of our business and expansion plans.

The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amount and classification of liabilities that might result from this uncertainty.

At June 30, 2018, the Company reported a net loss of $459,704. In addition, as of June 30, 2018, the Company had a working capital deficit of approximately $2.15 million with cash on hand less than $20,000. The Company believes that its existing capital resources are not adequate to enable it to execute its business plan and as of the date of these financial statements and has no firm commitment for either additional debt or equity financing available to it in order to meet its current commitments. These conditions raise substantial doubt as to the Company's ability to continue as a going concern. The Company estimates that it will require significant additional cash resources during fiscal 2019 and beyond, especially upon receipt of all of the necessary permits to commence sea sand mining operations (see Note 11). The Company has initiated a private placement of preference shares in order to meet its upcoming needs, however, the Company has received, as of the date of these financial statements, approximately $70,000 and has no firm commitments for additional funds. The accompanying financial statements do not include any adjustments that might be necessary should we be unable to continue as a going concern. If we fail to generate positive cash flow or obtain additional financing, when required, we may have to modify, delay, or abandon some or all of our business and expansion plans.

The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amount and classification of liabilities that might result from this uncertainty.